                           [LOGO OF NATIONWIDE/(R)/]

                                Nationwide /(R)/
                             VA Separate Account - A

                                  Annual Report
                                       to
                                 Contract Owners
                                December 31, 2004

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

FHL-108-12/04

                        NATIONWIDE VA SEPARATE ACCOUNT-A
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2004

Assets:
  Investments at fair value:
    American Century VP - Balanced Fund - Class I (ACVPBal)
     562,089 shares (cost $3,876,746) .................................... $     4,092,004
    Federated IS - American Leaders Fund II - Primary Shares (FedAmLead)
     718 shares (cost $13,621) ...........................................          14,846
    Federated IS - High Income Bond Fund II - Primary Shares (FedHiInc)
     1,689 shares (cost $13,134) .........................................          13,854
    Fidelity/(R)/ VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
     2,044 shares (cost $46,194) .........................................          51,862
    Fidelity/(R)/ VIP - Growth Portfolio - Initial Class (FidVIPGr)
     749,333 shares (cost $32,320,048) ...................................      23,986,149
    Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class (FidVIPOv)
     1,403 shares (cost $28,293) .........................................          24,585
    Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
     694,802 shares (cost $8,279,141) ....................................       8,073,599
    Gartmore GVIT Growth Fund - Class I (GVITGrowth)
     178,550 shares (cost $2,812,593) ....................................       1,921,201
    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
     1,080,892 shares (cost $1,080,892) ..................................       1,080,892
    Gartmore GVIT Nationwide/(R)/ Fund - Class I (GVITNWFund)
     1,491,703 shares (cost $16,749,505) .................................      16,602,651
    MFS/(R)/VIT - Total Return Series - Initial Class (MFSTotReSe)
     739 shares (cost $12,428) ...........................................          15,840
    Neuberger Berman AMT - Balanced Portfolio/(R)/ - I Class (NBAMTBal)
     734,803 shares (cost $7,262,959) ....................................       7,083,503
                                                                           ---------------
      Total investments ..................................................      62,960,986
   Accounts receivable ...................................................               -
                                                                           ---------------
      Total assets .......................................................      62,960,986
Accounts payable .........................................................          14,922
                                                                           ---------------
Contract owners' equity (note 4) ......................................... $    62,946,064
                                                                           ===============

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004

Investment activity:           Total        ACVPBal      FedAmLead     FedHiInc
                            ------------  ------------  -----------   ----------
Reinvested dividends ....   $    952,755        77,545          439         913
Mortality and expense
 risk charges (note 2) ..       (878,306)      (57,812)        (266)       (184)
                            ------------  ------------  -----------   ----------
Net investment income
 (loss) .................         74,449        19,733          173         729
                            ------------  ------------  -----------   ----------
Proceeds from mutual fund
 shares sold ............     16,247,819     1,192,263       18,308         184
Cost of mutual fund
 shares sold ............    (21,116,272)   (1,304,531)     (15,133)       (187)
                            ------------  ------------  -----------   ----------
Realized gain (loss) on
 investments.............     (4,868,453)     (112,268)       3,175          (3)
Change in unrealized gain
 (loss) on investments ..      7,443,163       423,568       (1,603)        409
                            ------------  ------------  -----------   ----------
Net gain (loss) on
 investments ............      2,574,710       311,300        1,572         406
                            ------------  ------------  -----------   ----------
Reinvested capital gains         179,045             -            -           -
                            ------------  ------------  -----------   ----------
  Net increase (decrease)
   in contract owners'
   equity resulting from
   operations ...........   $  2,828,204       331,033        1,745       1,135
                            ============  ============  ===========   ==========

Investment activity:          FidVIPEI      FidVIPGr     FidVIPOv     GVITGvtBd
                            ------------  ------------  -----------   ---------
Reinvested dividends ....          1,014        72,119          307     483,520
Mortality and expense
 risk charges (note 2) ..           (751)     (338,108)        (333)   (116,013)
                            ------------  ------------  -----------   ---------
Net investment income
 (loss) .................            263      (265,989)         (26)    367,507
                            ------------  ------------  -----------   ---------
Proceeds from mutual fund
 shares sold ............         19,590     5,981,330        5,371   2,596,202
Cost of mutual fund
 shares sold ............        (21,133)   (8,145,635)      (6,361) (2,413,142)
                            ------------  ------------  -----------  ----------
Realized gain (loss) on
 investments ............         (1,543)   (2,164,305)        (990)    183,060
Change in unrealized gain
 (loss) on investments ..          6,340     2,797,953        4,043    (558,134)
                            ------------  ------------  -----------  ----------
Net gain (loss) on
 investments ............          4,797       633,648        3,053    (375,074)
                            ------------  ------------  -----------  ----------
Reinvested capital gains             242             -            -     178,803
                            ------------  ------------  -----------  ----------
  Net increase (decrease)
   in contract owners'
   equity resulting from
   operations ...........          5,302       367,659        3,027     171,236
                            ============  ============  ===========   =========


Investment activity:                              GVITGrowth      GVITMyMkt       GVITNWFund       MFSTotReSe       NBAMTBal
                                                --------------   ------------   --------------   --------------   --------------
Reinvested dividends ........................   $        6,144         11,530          213,894              244          85,086
Mortality and expense risk charges (note 2) .          (25,939)       (20,070)        (224,496)            (287)        (94,047)
                                                --------------   ------------   --------------   --------------   --------------
  Net investment income (loss) ..............          (19,795)        (8,540)         (10,602)             (43)         (8,961)
                                                --------------   ------------   --------------   --------------   --------------
  Proceeds from mutual fund shares sold .....          440,271      1,060,492        3,513,148           20,151       1,400,509
  Cost of mutual fund shares sold ...........       (1,150,237)    (1,060,492)      (4,248,690)         (14,357)     (2,736,374)
                                                --------------   ------------   --------------   --------------   --------------
    Realized gain (loss) on investments .....         (709,966)             -         (735,542)           5,794      (1,335,865)
 Change in unrealized gain (loss)
  on investments ............................          845,501              -        2,053,248           (3,856)      1,875,694
                                                --------------   ------------   --------------   --------------   --------------
   Net gain (loss) on investments ...........          135,535              -        1,317,706            1,938         539,829
                                                --------------   ------------   --------------   --------------   --------------
   Reinvested capital gains .................                -              -                -                -               -
                                                --------------   ------------   --------------   --------------   --------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations ...............   $      115,740         (8,540)       1,307,104            1,895         530,868
                                                ==============   ============   ==============   ==============   ==============

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2004 and 2003

                                                              Total                              ACVPBal
                                                --------------------------------    --------------------------------
                                                      2004              2003               2004             2003
                                                --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) ..............   $       74,449          (145,406)           19,733            58,580
  Realized gain (loss) on investments .......       (4,868,453)      (10,844,576)         (112,268)         (200,551)
  Change in unrealized gain (loss) on
   investments ..............................        7,443,163        24,565,736           423,568           858,738
  Reinvested capital gains ..................          179,045            16,223                 -                 -
                                                --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................        2,828,204        13,591,977           331,033           716,767
                                                --------------    --------------    --------------    --------------
Equity transactions:
   Purchase payments received from
    contract owners (note 3) ................          808,194           696,495            45,496            52,664
   Transfers between funds ..................                -                 -           213,008           327,235
   Redemptions (note 3) .....................      (13,671,052)      (13,971,980)       (1,188,387)         (710,000)
   Annuity benefits .........................          (31,267)          (26,423)           (4,234)             (731)
   Annual contract maintenance charges
    (note 2) ................................          (89,801)         (100,578)           (6,086)           (6,427)
   Contingent deferred sales charges
    (note 2) ................................          (10,381)          (13,621)             (959)             (965)
      Adjustments to maintain reserves ......          (17,853)            8,232             3,679              (174)
                                                --------------    --------------    --------------    --------------
     Net equity transactions ................      (13,012,160)      (13,407,875)         (937,483)         (338,398)
                                                --------------    --------------    --------------    --------------
Net change in contract owners' equity .......      (10,183,956)          184,102          (606,450)          378,369
Contract owners' equity beginning  of
 period .....................................       73,130,020        72,945,918         4,702,019         4,323,650
                                                --------------    --------------    --------------    --------------
Contract owners' equity end of period .......   $   62,946,064        73,130,020         4,095,569         4,702,019
                                                ==============    ==============    ==============    ==============
CHANGES IN UNITS:
   Beginning units ..........................        3,058,840         3,657,099           461,567           500,339
                                                --------------    --------------    --------------    --------------
   Units purchased ..........................          151,549           456,334            26,573            53,738
   Units redeemed ...........................         (706,670)       (1,054,593)         (117,036)          (92,510)
                                                --------------    --------------    --------------    --------------
   Ending units .............................        2,503,719         3,058,840           371,104           461,567
                                                ==============    ==============    ==============    ==============

                                                            FedAmLead                            FedHiInc
                                                --------------------------------    --------------------------------
                                                     2004              2003               2004             2003
                                                --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) ..............              173                31               729               678
  Realized gain (loss) on investments .......            3,175                23                (3)              (12)
  Change in unrealized gain (loss) on
   investments ..............................           (1,603)            6,356               409             1,498
  Reinvested capital gains ..................                -                 -                 -                 -
                                                --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................            1,745             6,410             1,135             2,164
                                                --------------    --------------    --------------    --------------
Equity transactions:
   Purchase payments received from
    contract owners (note 3) ................                -                 -                 -                 -
   Transfers between funds ..................                -                 -                 -                 -
   Redemptions (note 3) .....................          (18,042)                -                 -                 -
   Annuity benefits .........................                -                 -                 -                 -
   Annual contract maintenance charges
    (note 2) ................................                -                 -                 -                 -
   Contingent deferred sales charges
    (note 2) ................................                -                 -                 -                 -
   Adjustments to maintain reserves .........                9                (2)               (1)                -
                                                --------------    --------------    --------------    --------------
     Net equity transactions ................          (18,033)               (2)               (1)                -
                                                --------------    --------------    --------------    --------------
Net change in contract owners' equity .......          (16,288)            6,408             1,134             2,164
Contract owners' equity beginning  of
 period .....................................           31,140            24,732            12,719            10,555
                                                --------------    --------------    --------------    --------------
Contract owners' equity end of period .......           14,852            31,140            13,853            12,719
                                                ==============    ==============    ==============    ==============
CHANGES IN UNITS:
   Beginning units ..........................            1,743             1,743               912               912
                                                --------------    --------------    --------------    --------------
   Units purchased ..........................                -                 -                 -                 -
   Units redeemed ...........................             (975)                -                 -                 -
                                                --------------    --------------    --------------    --------------
   Ending units .............................              768             1,743               912               912
                                                ==============    ==============    ==============    ==============

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-A
           STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
                     Years Ended December 31, 2004 and 2003

                                                         FidVIPEI                              FidVIPGr
                                               --------------------------------   ---------------------------------
                                                    2004            2003              2004               2003
                                               --------------   ---------------   ---------------   ---------------
Investment activity:
Net investment income (loss) ................  $          263               202          (265,989)         (269,149)
  Realized gain (loss) on investments .......          (1,543)             (238)       (2,164,305)       (2,379,357)
  Change in unrealized gain (loss)
   on investments ...........................           6,340            14,547         2,797,953         9,758,109

  Reinvested capital gains ..................             242                 -                 -                 -
                                               --------------   ---------------   ---------------   ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     Operations .............................           5,302            14,511           367,659         7,109,603
                                               --------------   ---------------   ---------------   ---------------
Equity transactions:
  Purchase payments received from
  contract owners (note 3) ..................               -                 -           346,569           229,724
  Transfers between funds ...................               -                 -          (372,991)          615,456
  Redemptions (note 3) ......................         (18,839)                -        (4,982,800)       (4,586,970)
  Annuity benefits ..........................               -                 -           (17,859)          (20,398)
  Annual contract maintenance charges
   (note 2) .................................               -                 -           (35,787)          (38,996)
  Contingent deferred sales charges
   (note 2) .................................               -                 -            (3,603)           (5,874)

  Adjustments to maintain reserves ..........              10                (7)          (12,223)            7,184
                                               --------------   ---------------   ---------------   ---------------
  Net equity transactions ...................         (18,829)               (7)       (5,078,694)       (3,799,874)
                                               --------------   ---------------   ---------------   ---------------
Net change in contract owners' equity .......         (13,527)           14,504        (4,711,035)        3,309,729
Contract owners' equity beginning of period..          65,385            50,881        28,690,704        25,380,975
                                               --------------   ---------------   ---------------   ---------------
Contract owners' equity end of period .......  $       51,858            65,385        23,979,669        28,690,704
                                               ==============   ===============   ===============   ===============
CHANGES IN UNITS:
  Beginning units ...........................           2,805             2,805           993,685         1,153,010
                                               --------------   ---------------   ---------------   ---------------
  Units purchased ...........................               -                 -            36,356           146,165
  Units redeemed ............................            (782)                -          (215,880)         (305,490)
                                               --------------   ---------------   ---------------   ---------------
  Ending units ..............................           2,023             2,805           814,161           993,685
                                               ==============   ===============   ===============   ===============

                                                          FidVIPOv                                 GVITGvtBd
                                                -----------------------------------   ---------------------------------
Investment activity:                              2004                2003              2004               2003
                                                -----------------   ---------------   ---------------   ---------------
Net investment income (loss) ................                 (26)             (125)          367,507           207,745
  Realized gain (loss) on investments .......                (990)             (124)          183,060           232,275
  Change in unrealized gain (loss)
  on investments ............................               4,043             8,032          (558,134)         (374,689)

  Reinvested capital gains ..................                   -                -            178,803            16,223
                                                -----------------   ---------------   ---------------   ---------------
    Net increase (decrease) in contract
    owners' equity resulting from
    Operations ..............................               3,027             7,783           171,236            81,554
                                                -----------------   ---------------   ---------------   ---------------
Equity transactions:
  Purchase payments received from
  contract owners (note 3) ..................                   -                 -           140,045           141,732
  Transfers between funds ...................                   -                 -          (128,623)         (907,162)
  Redemptions (note 3) ......................              (5,038)                -        (1,770,552)       (2,405,139)
  Annuity benefits ..........................                   -                 -                 -                 -
  Annual contract maintenance charges
  (note 2) ..................................                   -                 -           (10,118)          (13,245)
  Contingent deferred sales charges
   (note 2) .................................                   -                 -              (802)           (1,246)

  Adjustments to maintain reserves ..........                   5                (1)              304               (11)
                                                -----------------   ---------------   ---------------   ---------------
  Net equity transactions ...................              (5,033)               (1)       (1,769,746)       (3,185,071)
                                                -----------------   ---------------   ---------------   ---------------
Net change in contract owners' equity .......              (2,006)            7,782        (1,598,510)       (3,103,517)
Contract owners' equity beginning  of period               26,594            18,812         9,672,403        12,775,920
                                                -----------------   ---------------   ---------------   ---------------
Contract owners' equity end of period .......              24,588            26,594         8,073,893         9,672,403
                                                =================   ===============   ===============   ===============
CHANGES IN UNITS:
  Beginning units ...........................               2,025             2,025           365,935           486,609
                                                -----------------   ---------------   ---------------   ---------------
  Units purchased ...........................                   -                 -            29,077            62,203
  Units redeemed ............................                (354)                -           (95,307)         (182,877)
                                                -----------------   ---------------   ---------------   ---------------
  Ending units ..............................               1,671             2,025           299,705           365,935
                                                =================   ===============   ===============   ===============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           GVITGrowth                        GVITMyMkt
                                                -------------------------------   -------------------------------
                                                     2004             2003               2004           2003
                                                --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ..............   $      (19,795)         (25,670)          (8,540)         (13,426)
  Realized gain (loss) on investments .......         (709,966)      (1,078,229)               -                -
  Change in unrealized gain (loss) on
   investments ..............................          845,501        1,640,233                -                -
  Reinvested capital gains ..................                -                -                -                -
                                                --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations          115,740          536,334           (8,540)         (13,426)
                                                --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................            8,675           21,525           31,618           28,235
  Transfers between funds ...................           10,794          (48,198)          83,936          216,708
  Redemptions (note 3) ......................         (351,250)        (350,010)        (779,130)        (694,839)
  Annuity benefits ..........................               --               --               --               --
  Annual contract maintenance charges
   (note 2) .................................           (2,885)          (3,106)          (2,415)          (2,668)
  Contingent deferred sales charges
   (note 2) .................................             (138)            (521)          (1,616)            (368)

  Adjustments to maintain reserves ..........               31               30                9               (8)
                                                --------------   --------------   --------------   --------------
    Net equity transactions .................         (334,773)        (380,280)        (667,598)        (452,940)
                                                --------------   --------------   --------------   --------------
Net change in contract owners' equity .......         (219,033)         156,054         (676,138)        (466,366)
Contract owners' equity beginning  of period         2,140,314        1,984,260        1,757,030        2,223,396
                                                --------------   --------------   --------------   --------------
Contract owners' equity end of period .......   $    1,921,281        2,140,314        1,080,892        1,757,030
                                                ==============   ==============   ==============   ==============
CHANGES IN UNITS:
  Beginning units ...........................          143,283          174,036          108,259          136,059
                                                --------------   --------------   --------------   --------------
  Units purchased ...........................            6,819            4,070           23,913          140,192
  Units redeemed ............................          (29,616)         (34,823)         (65,239)        (167,992)
                                                --------------   --------------   --------------   --------------
  Ending units ..............................          120,486          143,283           66,933          108,259
                                                ==============   ==============   ==============   ==============


                                                          GVITNWFund                           MFSTotReSe
                                                -------------------------------   -------------------------------
                                                     2004              2003             2004            2003
                                                --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ..............          (10,602)        (132,840)             (43)             102
  Realized gain (loss) on investments .......         (735,542)      (5,054,199)           5,794               98
  Change in unrealized gain (loss) on
   investments ..............................        2,053,248        9,262,016           (3,856)           4,133
  Reinvested capital gains ..................                -                -                -                -
                                                --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations        1,307,104        4,074,977            1,895            4,333
                                                --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................          192,399          127,455                -                -
  Transfers between funds ...................          (26,054)        (135,037)               -                -
  Redemptions (note 3) ......................       (3,235,232)      (3,868,706)         (19,864)               -
  Annuity benefits ..........................           (5,526)          (5,026)               -                -
  Annual contract maintenance charges
   (note 2) ..................................         (23,125)         (25,605)               -                -
  Contingent deferred sales charges
   (note 2) .................................           (2,416)          (3,380)               -                -

  Adjustments to maintain reserves ..........           (8,154)           1,019               (2)              (3)
                                                --------------   --------------   --------------   --------------
    Net equity transactions .................       (3,108,108)      (3,909,280)         (19,866)              (3)
                                                --------------   --------------   --------------   --------------
Net change in contract owners' equity .......       (1,801,004)         165,697          (17,971)           4,330
Contract owners' equity beginning  of period        18,396,114       18,230,417           33,799           29,469
                                                --------------   --------------   --------------   --------------
Contract owners' equity end of period .......       16,595,110       18,396,114           15,828           33,799
                                                ==============   ==============   ==============   ==============
CHANGES IN UNITS:
  Beginning units ...........................          589,962          736,315            1,840            1,840
                                                --------------   --------------   --------------   --------------
  Units purchased ...........................           13,605           36,812                -                -
  Units redeemed ............................         (112,184)        (183,165)          (1,055)               -
                                                --------------   --------------   --------------   --------------
  Ending units ..............................          491,383          589,962              785            1,840
                                                ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                          NBAMTBal
                                                ----------------------------
Investment activity:                                 2004           2003
                                                ------------   -------------
  Net investment income (loss) ..............   $     (8,961)         28,466
  Realized gain (loss) on investments .......     (1,335,865)     (2,364,262)
  Change in unrealized gain (loss) on
   investments ..............................      1,875,694       3,386,763
  Reinvested capital gains ..................              -               -
                                                ------------   -------------
     Net increase (decrease) in contract
      owners' equity resulting from
      operations ............................        530,868       1,050,967
                                                ------------   -------------
Equity transactions:
  Purchase payments received from contract
   owners (note 3) ..........................         43,392          95,160
  Transfers between funds ...................        219,930         (69,002)
  Redemptions (note 3) ......................     (1,301,918)     (1,356,316)
  Annuity benefits ..........................         (3,648)           (268)
  Annual contract maintenance charges
   (note 2) .................................         (9,385)        (10,531)
  Contingent deferred sales charges
   (note 2) .................................           (847)         (1,267)
  Adjustments to maintain reserves ..........         (1,520)            205
                                                ------------   -------------
Net equity transactions .....................     (1,053,996)     (1,342,019)
                                                ------------   -------------
Net change in contract owners' equity .......       (523,128)       (291,052)
Contract owners' equity beginning of period .      7,601,799       7,892,851
                                                ------------   -------------
Contract owners' equity end of period .......   $  7,078,671       7,601,799
                                                ============   =============
CHANGES IN UNITS:
   Beginning units ..........................        386,824         461,406
                                                ------------   -------------
   Units purchased ..........................         15,206          13,154
   Units redeemed ...........................        (68,242)        (87,736)
                                                ------------   -------------
   Ending units .............................        333,788         386,824
                                                ============   =============

See accompanying notes to financial statements.

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2004 and 2003

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide VA Separate Account-A (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 6, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company (Depositor) offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

               Portfolios of the American Century Variable Portfolios, Inc.(American Century VP):
                    American Century VP - Balanced Fund - Class I (ACVPBal) American Century VP - International Fund - Class I (ACVPInt)*

               Portfolios of the Federated Insurance Series (Federated IS);
                    Federated IS - American Leaders Fund II - Primary Shares (FedAmLead)
                    Federated IS - High Income Bond Fund II - Primary Shares (FedHiInc)

               Portfolios of the Fidelity/(R)/ Variable Insurance Products Fund (Fidelity/(R)/ VIP);
                    Fidelity/(R)/ VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
                    Fidelity/(R)/ VIP - Growth Portfolio - Initial Class (FidVIPGr)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class (FidVIPOv)

               Portfolios of the Gartmore GVIT (formerly Nationwide/(R)/ Separate Account Trust)
               (Gartmore is an affiliate of the Company);

                    Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I (formerly Capital Appreciation Fund) (GVITGrowth)
                    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Nationwide/(R)/ Fund - Class I (GVITNWFund) (formerly
                    Gartmore GVIT Total Return Fund - Class I)
                    Gartmore GVIT Small Company Fund - Class I (GVITSmComp)*

               Portfolios of the MFS Variable Insurance Trust (MFS/(R)/ VIT);
                    MFS/(R)/ VIT - Emerging Growth Series - Initial Class (MFSEmGrSe)*
                    MFS/(R)/ VIT - Total Return Series - Initial Class (MFSTotReSe)

               Portfolio of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
                    Neuberger Berman AMT - Balanced Portfolio/(R)/(NBAMTBal)

               *At December 31, 2004, contract owners were not invested in the fund.

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A (NOTES TO FINANCIAL STATEMENTS, Continued)

     The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

     Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)  Security Valuation, Transactions and Related Investment Income

     Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2004 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)  Federal Income Taxes

     Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

     The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)  Use of Estimates in the Preparation of Financial Statements

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)  Calculation of Annuity Reserves

     Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the purchase payments surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 7 years. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) for the VA contracts an annual contract maintenance charge of $30, dependent upon contract type and issue date, which is satisfied by surrendering units; for the VA II Convertible contracts a one-time contract maintenance charge of up to $50, dependent upon the initial purchase payment and contract type; and (b) for the VA contracts a mortality and expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annualized rate of 1.25% and 0.05%, respectively; for the VA II Convertible contracts a mortality and expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annualized rate of 1.25% and 0.15%, respectively. No charges are deducted from the initial funding to the Account by the Company, or from earnings thereon.

     The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2004.

                 Total      ACVPBal     FedAmLead     FedHiInc     FidVIPEI     FidVIPGr     FidVIPOv     GVITGvtBd
              ----------  ---------   -----------   ----------  -----------  -----------  -----------  ------------
1.30% .....   $  876,485     57,812             -            -            -      338,108            -       116,013
1.40% .....        1,821          -           266          184          751            -          333             -
              ----------  ---------   -----------   ----------  -----------  -----------  -----------  ------------
  Totals ..   $  878,306     57,812           266          184          751      338,108          333       116,013
              ==========  =========   ===========   ==========  ===========  ===========  ===========  ============

              GVITGrowth  GVITMyMkt    GVITNWFund   MFSTotReSe     NBAMTBal
              ----------  ---------   -----------   ----------  -----------
1.30% .....   $   25,939     20,070       224,496            -       94,047
1.40% .....            -          -             -          287            -
              ----------  ---------   -----------   ----------  -----------
  Totals ..   $   25,939     20,070       224,496          287       94,047
              ==========  =========   ===========   ==========  ===========

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2004 and 2003, total transfers to the Account from the fixed account were $238,633 and $156,521 respectively, and total transfers from the Account to the fixed account were $389,166 and $756,891, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For guaranteed minimum death benefits, the Company contributed $595 and $92,793 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of December 31 for the year indicated, and the contract expense rate, investment income ratio and total return for each period ended December 31 for the year indicated.

                                            Contract                                              Investment
                                             Expense                 Unit          Contract         Income         Total
                                              Rate*     Units     Fair Value    Owners' Equity      Ratio**      Return***
                                            --------    -------   -----------   --------------   -------------   ---------
American Century VP - Balanced Fund -
 Class I
  2004 .................................      1.30%     371,104   $ 11.036175   $ 4,095,569          1.76%          8.35%
  2003 .................................      1.30%     461,567     10.185550     4,701,314          2.56%         17.91%
  2002 .................................      1.30%     500,339      8.638585     4,322,221          2.86%        -10.73%
  2001 .................................      1.30%     637,638      9.677376     6,170,663          3.03%         -4.80%
  2000 .................................      1.30%     803,996     10.165458     8,172,988          3.12%         -3.91%
Federated IS - American Leaders Fund II - Primary
 Shares
  2004 .................................      1.40%         768     19.338318        14,852          1.91%          8.24%
  2003 .................................      1.40%       1,743     17.865693        31,140          1.45%         25.91%
  2002 .................................      1.40%       1,743     14.189555        24,732          1.09%        -21.33%
  2001 .................................      1.40%       1,743     18.037468        31,439          1.37%         -5.56%
  2000 .................................      1.40%       1,743     19.099783        33,291          0.90%          0.96%
Federated IS - High Income Bond Fund II - Primary
 Shares
  2004 .................................      1.40%         912     15.189419        13,853          6.87%          8.91%
  2003 .................................      1.40%         912     13.946223        12,719          7.23%         20.51%
  2002 .................................      1.40%         912     11.573063        10,555          1.45%         -0.03%
  2001 .................................      1.40%      11,430     11.576649       132,321          10.39%        -0.05%
  2000 .................................      1.40%      11,430     11.581963       132,382          9.55%        -10.29%
Fidelity/(R)/ VIP - Equity-Income Portfolio - Initial
 Class
  2004 .................................      1.40%       2,023     25.634055        51,858          1.73%          9.97%
  2003 .................................      1.40%       2,805     23.310338        65,385          1.69%         28.51%
  2002 .................................      1.40%       2,805     18.139316        50,881          2.58%        -18.11%
  2001 .................................      1.40%      10,178     22.151096       225,454          1.70%         -6.29%
  2000 .................................      1.40%      10,178     23.639045       240,598          1.62%          6.91%
Fidelity/(R)/ VIP - Growth Portfolio - Initial
 Class
  2004 .................................      1.30%     814,161     29.314781    23,866,951          0.27%          2.03%
  2003 .................................      1.30%     993,685     28.730299    28,548,867          0.28%         31.12%
  2002 .................................      1.30%   1,153,010     21.910904    25,263,491          0.27%        -31.02%
  2001 .................................      1.30%   1,507,530     31.762055    47,882,251          0.09%        -18.73%
  2000 .................................      1.30%   2,137,305     39.081108    83,528,248          0.13%        -12.13%
Fidelity/(R)/VIP - Overseas Portfolio - Initial
 Class
  2004 .................................      1.40%       1,671     14.714573        24,588          1.20%         12.05%
  2003 .................................      1.40%       2,025     13.132716        26,594          0.75%         41.36%
  2002 .................................      1.40%       2,025      9.290009        18,812          0.81%        -21.40%
  2001 .................................      1.40%       2,025     11.818947        23,933          5.23%        -22.28%
  2000 .................................      1.40%       2,025     15.206809        30,794          1.50%        -20.24%
Gartmore GVIT Government Bond Fund - Class I
  2004 .................................      1.30%     299,705     26.939467     8,073,893          5.45%          1.92%
  2003 .................................      1.30%     365,935     26.432024     9,672,403          3.19%          0.67%
  2002 .................................      1.30%     486,609     26.255002    12,775,920          4.27%          9.54%
  2001 .................................      1.30%     560,807     23.968162    13,441,513          4.85%          5.85%
  2000 .................................      1.30%     681,128     22.642840    15,422,672          5.44%         11.08%
Gartmore GVIT Growth Fund - Class I
  2004 .................................      1.30%     120,486     15.946096     1,921,281          0.30%          6.75%
  2003 .................................      1.30%     143,283     14.937671     2,140,314          0.02%         31.02%
  2002 .................................      1.30%     174,036     11.401436     1,984,260          0.00%        -29.65%
  2001 .................................      1.30%     221,588     16.206536     3,591,174          0.00%        -29.08%
  2000 .................................      1.30%     318,566     22.850565     7,279,413          0.20%        -27.48%
Gartmore GVIT Money Market Fund - Class I
  2004 .................................      1.30%      66,933     16.148866     1,080,892          0.81%         -0.50%
  2003 .................................      1.30%     108,259     16.229879     1,757,030          0.62%         -0.68%
  2002 .................................      1.30%     136,059     16.341409     2,223,396          1.23%         -0.10%
  2001 .................................      1.30%     247,804     16.358468     4,053,694          3.91%          2.25%
  2000 .................................      1.30%     217,813     15.998629     3,484,709          5.23%          4.66%

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A (NOTES TO FINANCIAL STATEMENTS, Continued)

                                            Contract                                              Investment
                                             Expense                 Unit          Contract         Income         Total
                                              Rate*     Units     Fair Value    Owners' Equity      Ratio**      Return***
                                            --------    -------   -----------   --------------   -------------   ---------
Gartmore GVIT Nationwide/(R)/ Fund - Class I
  2004 .................................      1.30%      491,383   $ 33.653268  $  16,536,644        1.22%         8.32%
  2003 .................................      1.30%      589,962     31.067022     18,328,362        0.55%        25.86%
  2002 .................................      1.30%      736,315     24.684452     18,175,532        0.81%       -18.43%
  2001 .................................      1.30%      957,665     30.261368     28,980,253        0.69%       -12.97%
  2000 .................................      1.30%    1,350,920     34.772465     46,974,818        0.59%        -3.39%
MFS/(R)/ VIT - Emerging Growth Series - Initial
Class
  2001 .................................      1.40%        8,098     16.633908        134,701        0.00%       -34.43%
  2000 .................................      1.40%        8,098     25.366342        205,417        0.00%       -20.73%
MFS/(R)/ VIT - Total Return Series - Initial Class
  2004 .................................      1.40%          785     20.162536         15,828        0.98%         9.76%
  2003 .................................      1.40%        1,840     18.369150         33,799        1.70%        14.69%
  2002 .................................      1.40%        1,840     16.015683         29,469        1.67%        -6.50%
  2001 .................................      1.40%        1,840     17.128409         31,516        2.13%        -1.16%
  2000 .................................      1.40%        1,840     17.330096         31,887        2.33%        14.40%
Neuberger Berman AMT - Balanced Portfolio/(R)/-
I Class
  2004 .................................      1.30%      333,788     21.071030      7,033,257        1.16%         7.89%
  2003 .................................      1.30%      386,824     19.530231      7,554,762        1.66%        14.77%
  2002 .................................      1.30%      461,406     17.017286      7,851,878        2.78%       -18.23%
  2001 .................................      1.30%      621,086     20.810872     12,925,341        1.90%       -14.49%
  2000 .................................      1.30%      868,272     24.338383     21,132,336        1.99%        -5.78%
                                                                                -------------

2004 Reserves for annuity contracts in payout phase: .....                            216,598
                                                                                -------------
2004 Contract owners' equity .............................                      $  62,946,064
                                                                                =============

2003 Reserves for annuity contracts in payout phase: .....                            257,331
                                                                                -------------
2003 Contract owners' equity .............................                      $  73,130,020
                                                                                =============

2002 Reserves for annuity contracts in payout phase: .....                            214,771
                                                                                -------------
2002 Contract owners' equity .............................                      $  72,945,918
                                                                                =============

2001 Reserves for annuity contracts in payout phase: .....                            315,939
                                                                                -------------
2001 Contract owners' equity .............................                      $ 117,940,192
                                                                                =============

2000 Reserves for annuity contracts in payout phase: .....                            420,495
                                                                                -------------
2000 Contract owners' equity .............................                      $ 187,090,048
                                                                                =============

* This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

             Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Contract Owners of Nationwide VA Separate Account-A:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-A (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
March 4, 2005

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

                                                                      PRSRT STD
                                                                    U.S. POSTAGE
                                                                        PAID
                                                                      NATIONWIDE

Nationwide/(R)/ is a registered federal service mark of Nationwide Mutual Insurance Company